SHARE CAPITAL (Schedule of Stock Options and Warrants Weighted Average Assumptions) (Details)			12 Months Ended
	Jan. 08, 2018 yr $ / shares	Jan. 12, 2017 yr $ / shares	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 yr $ / shares	Dec. 31, 2017 yr $ / shares
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.40	$ 0.40
Expected life (in years) | yr	0.5	2
Expected volatility, share options granted	81.00%	225.00%
Risk free interest rate, share options granted	1.32%	0.76%
Expected dividend as percentage, share options granted	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date			$ 0	$ 0.22	$ 0.25
Exercise price			$ 0	$ 0.23	$ 0.26
Expected life (in years) | yr			0	5	2
Expected volatility, share options granted			0.00%	202.00%	215.00%
Risk free interest rate, share options granted			0.00%	2.07%	0.76%
Expected dividend as percentage, share options granted			0.00%	0.00%	0.00%
Expected forfeiture rate			0.00%	0.00%	0.00%